Schedule of effective income tax rate reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax	$ 4,099	¥ 29,918	¥ 70,301	¥ 35,816
Expected taxation at PRC statutory tax rate		7,479	17,575	8,954
Impact of preferential tax rates		(5,898)	(6,711)	(2,749)
Research and development super-deduction		(20,148)	(18,676)	(8,534)
Effect of True up to Tax Return		(345)	258
Non-deductible expenses		10		7
Effect of income tax rate differences in jurisdictions other than the PRC		1,836	10	22
Change in valuation allowance		7,160	(336)	1,705
Others		(261)
Total	$ (1,393)	¥ (10,167)	¥ (7,880)	¥ (595)